GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

There was no changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2025.

	For the years ended,
	2024	2025
	US$	US$
Balance at the beginning of year	2,492,668	2,492,668
Balance at the end of year	2,492,668	2,492,668